ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Feb. 29, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Text Block]

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Passport Potash Inc. (the “Company”) was incorporated on August 11, 1987 under Part 1A of the Quebec Companies Act . On May 4, 2011, the Company continued its corporate jurisdiction from the province of Quebec to the province of British Columbia, Canada, effective April 26, 2011. The Company is engaged in the acquisition and exploration of mineral properties. The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The unaudited consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q and Regulation S-X. They do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to the financial for the year ended February 29, 2012. In the opinion of management, all adjustments (including normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine months ended November 30, 2012, are not necessarily indicative of the results that may be expected for any other interim period or the entire year. For further information, these unaudited consolidated financial statements and the related notes should be read in conjunction with the Company’s audited consolidated financial statements for the year ended February 29, 2012 included in the Company’s Form 10 registration statement.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of November 30, 2012, the Company has not achieved profitable operations and has an accumulated deficit. Continuation as a going concern is dependent upon the ability of the Company to obtain the necessary financing to meet obligations and pay its liabilities arising from normal business operations when they come due and ultimately up on its ability to achieve profitable operations. The outcome of these matters cannot be predicted with any certainty at this time and raise substantial doubt that the Company will be able to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should the Company be unable to continue as a going concern. Management intends to obtain additional funding by borrowing funds from its directors and officers, issuing promissory notes and/or a private placement of common stock.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Passport Potash Inc. (the “Company”) was incorporated on August 11, 1987 under Part 1A of the Quebec Companies Act . On May 4, 2011, the Company continued its corporate jurisdiction from the province of Quebec to the province of British Columbia, Canada, effective April 26, 2011. The Company is engaged in the acquisition and exploration of mineral properties. The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with US generally accepted accounting principles (“GAAP”) which contemplates the realization of assets and discharge of liabilities and commitments in the normal course of business. The Company is in the exploration stage. It has not generated operating revenues to date, and has accumulated losses of $38,968,682 since inception. The Company has funded its operations through the issuance of capital stock and debt. Management plans to raise additional funds through equity and/or debt financings. There is no certainty that further funding will be available as needed. These factors raise substantial doubt about the ability of the Company to continue operating as a going concern. The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise new capital sufficient to fund its commitments and ongoing losses, and ultimately on generating profitable operations.